BUSINESS COMBINATIONS - Narrative (Details) $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jul. 02, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Jul. 05, 2021 CAD ($)	Apr. 01, 2021
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Goodwill recognised as of acquisition date		$ 1,173.2	$ 2,464.3	$ 2,663.3	$ 2,464.3
Contingent consideration arising on business combinations			(3.7)	0.0	(3.7)
L3Harris' Military Training business and Sabre AirCentre airline operations portfolio
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Increase of intangible assets				27.0
Measurement period adjustments, increase (decrease) of other long-term liabilities				6.4
Increase in current liabilities				4.0
Increase of current assets				11.9
Measurement period adjustments, increase (decrease) of other long-term assets				2.6
Increase of deferred tax assets				2.1
L3Harris' Military Training business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred	$ (1,337.7)		(1,352.5)		(1,352.5)
Purchase price, hedged						$ 800
Losses through transfer of realized cash flow hedge related to business combinations	17.1
Income tax relating to cash flow hedge losses related to business combinations	$ 2.3
Purchase price adjustment			(8.4)		(8.4)
Intangible assets			1,342.8		1,342.8
Goodwill recognised as of acquisition date			1,025.6		1,025.6
Goodwill deductible for tax purposes			868.3		868.3
Fair value of acquired receivables			41.9		41.9
Revenue of acquiree since acquisition date					409.9
Operating income (loss) of acquiree since acquisition date					49.1
Revenue of combined entity as if combination occurred at beginning of period					549.0
Operating income (loss) of acquiree since acquisition date					65.3
L3Harris' Military Training business | Customer relationships
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets			217.7		217.7
L3Harris' Military Training business | Other intangible assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets			99.5		99.5
Sabre AirCentre airline operations portfolio
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred			(502.7)		(502.7)		$ (498.9)
Intangible assets			423.2		423.2
Goodwill recognised as of acquisition date			257.8		257.8
Goodwill deductible for tax purposes			191.0		191.0
Revenue of acquiree since acquisition date			10.5
Operating income (loss) of acquiree since acquisition date			2.2
Revenue of combined entity as if combination occurred at beginning of period					151.5
Operating income (loss) of acquiree since acquisition date					18.9
Sabre AirCentre airline operations portfolio | Customer relationships
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets			101.8		101.8
Sabre AirCentre airline operations portfolio | Other intangible assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets			63.6		63.6
RB Group
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Equity interests acquired (in percent)									79.00%
Equity interest in joint venture (in percent)		21.00%
RB Group, GlobalJet and Medicor
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash transferred								$ (19.0)
Liabilities incurred								(1.2)
Contingent consideration arising on business combinations								$ (4.0)
Other business combination
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Increase of intangible assets					19.2
Increase in current liabilities					15.2
Increase of current assets					7.8
Increase of deferred tax assets					(3.8)
Cash transferred			$ (4.9)	$ (6.4)	(4.9)
Acquisition costs					$ 38.4